Financial Results	12 Months Ended
Dec. 31, 2021
FINANCIAL RESULTS.
Financial Results

33.  FINANCIAL RESULTS

Finance income and costs for the years ended December 31, 2021, 2020 and 2019, are as follows:

	For the years ended December 31,
	2021	2020	2019
Finance Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	3,259,801	7,324,057	8,973,606
Interests charged to customers in energy accounts and billing	13,130,196	12,477,393	8,057,203
Financial income by Law N°21,185 (1)	4,802,376	15,328,829	5,225,739
Other financial income	5,228,027	1,030,181	5,142,727
Total Finance Income	26,420,400	36,160,460	27,399,275

	For the years ended December 31,
	2021	2020	2019
Finance Costs	ThCh$	ThCh$	ThCh$
Bank loans	(2,727,697)	(7,151,030)	(14,487,700)
Bonds payable to the public not guaranteed	(85,990,347)	(84,268,247)	(81,818,564)
Lease obligations	(1,960,901)	(2,128,360)	(1,815,170)
Valuation of financial derivatives for cash flow hedging	(9,327,966)	(5,887,498)	1,775,749
Financial cost by Law N°21,185 (1)	(2,409,504)	(4,518,268)	(19,062,333)
Financial update of provisions (2)	(3,048,796)	(4,115,292)	(4,356,650)
Post-employment benefit obligations (3)	(1,818,983)	(2,146,386)	(2,639,738)
Debt formalization expenses and other associated expenses	(5,003,674)	(2,646,906)	(4,710,012)
Capitalized borrowing costs	61,513,684	33,109,819	9,321,354
Financial cost related companies	(42,066,043)	(35,079,947)	(31,304,382)
Assignment of rights and sale of accounts receivable to customers (4)	(48,442,370)	(533,615)	—
Financial costs by law N°21,340 and N°21,249 (5)	(19,186,490)	—	—
Other financial costs	(13,574,029)	(12,043,041)	(15,800,454)
Total	(174,043,116)	(127,408,771)	(164,897,900)
Gains or loss from indexed assets and liabilities, net (*)	5,897,520	2,085,768	(2,982,268)
Foreign currency exchange differences (**)	(15,334,368)	(23,272,231)	(10,412,110)
Total Finance Costs	(183,479,964)	(148,595,234)	(178,292,278)

Total Financial Results	(157,059,564)	(112,434,774)	(150,893,003)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 8).
(2)	See Note 24.
(3)	See Note 25.2 b).
(4)	See Note 8, section a.2.
(5)	Costs of applying a financial discount to accounts receivable related to the Basic Service Law (see Note 4.b).

The origins of the effects on results for the application of adjustment units and foreign exchange gains (losses) are as follows:

	For the years ended December 31,
	2021	2020	2019
Gains (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	64,806	—	36,797
Trade and other receivables	1,837,037	2,212,324	1,410,408
Current tax assets and liabilities	4,168,869	1,026,963	2,557,465
Other financial liabilities (Financial Debt and Derivative Instruments)	2,743,973	980,933	(1,637,291)
Trade and other payables	(103,883)	241,532	16,939
Other provisions	(610,605)	(196,777)	—
Other non-financial liabilities	(101,358)	(643)	(1,688)
Subtotal	7,998,839	4,264,332	2,382,630

Inventories	20,926	—	—
Intangible assets other than goodwill	(77,239)	142	203
Property plant and equipment	1,451,708	764,982	1,132,453
Deferred tax liability	(1,429,582)	(548,505)	—
Equity	(2,143,830)	(2,434,384)	(5,805,120)
Other Provisions of Services	(1,849)	(1,246)	—
Energy Sales	—	—	(1,352,295)
Energy Purchases	—	—	432
Work for Fixed Assets	—	—	103,512
Personal expenses	161,385	130,213	166,715
Other fixed operating expenses	139,968	108,226	23,714
Financial income	(231,931)	(204,137)	(367,059)
Financial expenses	9,125	6,145	732,547
Subtotal Hyperinflation result (1)	(2,101,319)	(2,178,564)	(5,364,898)
Gains from indexed assets and liabilities net	5,897,520	2,085,768	(2,982,268)

	For the years ended December 31,
	2021	2020	2019
Foreign Currency Exchange Differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	1,863,916	10,110,166	(937,177)
Other financial assets	8,922,639	6,316,333	2,052,540
Other non-financial assets	(5,754,262)	6,086,388	(1,712,690)
Trade and other receivables (2)	59,815,718	(24,262,013)	1,811,670
Current tax assets and liabilities	47,239	(4,361,506)	(1,633,471)
Other financial liabilities (Financial Debt and Derivative Instruments)	(22,271,858)	(10,265,859)	(8,147,939)
Trade and other payables (2)	(27,326,682)	(1,023,613)	642,558
Accounts payable to related entities	(30,778,711)	(4,974,416)	(2,987,980)
Other non-financial liabilities	147,633	(897,711)	500,379
Total Foreign Currency Exchange Differences	(15,334,368)	(23,272,231)	(10,412,110)
(1)	Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
(2)	Contains the exchange effect of the dollarization of trade receivables and payables of ThCh$51,620,491 and ThCh$23,048,375, respectively (Trade receivables and Payables ThCh$36,494,889 and ThCh$11,234,506, respectively as of December 31, 2020), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,185 (see Note 8).